Discontinued Operations and Sale of Product Lines (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Operating results of discontinued operations
Net sales	$ 760.4	$ 809.3	$ 845.3
Income before taxes	64.9	112.3	135.7
Taxes on income	29.2	37.2	47.8
Income from discontinued operations, net of tax	$ 35.7	$ 75.1	$ 87.9